Taxes on Income (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Aug. 05, 2013	Dec. 22, 2017	Dec. 31, 2016	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2014
Taxes on Income (Details) [Line Items]
Tax rate				4.00%
Sales Tax percentage				75.00%
Revenue percentage				25.00%
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates (in Dollars)				$ 14,000
Amendment encouragement law description				Amendment 73 to the Encouragement Law also prescribes special tax tracks for technological enterprises, which became effective in 2017, as follows: Preferred technological enterprise, which is defined in the Encouragement Law as a company that owns the enterprise and is a member of a group whose total consolidated revenues are less than NIS 10 billion in the tax year, will be subject to tax at a rate of 12% on profits deriving from intellectual property (in development area A - a tax rate of 7.5%).Special preferred technological enterprise which is a member of a group whose total consolidated revenues exceed NIS 10 billion in the tax year will be subject to tax at a rate of 6% on preferred income from the enterprise, regardless of the enterprise’s geographical location. Any dividends distributed to “foreign companies”, as defined in the Encouragement Law, deriving from income from the technological enterprises will be subject to tax at a rate of 4%, subject to the conditions prescribed in Section 51Z to the Encouragement Law.
Rate of tax				12.00%
Carry forward losses (in Dollars)					$ 26,525
Law for the Encouragement of Industry (Taxes), 1969 [Member]
Taxes on Income (Details) [Line Items]
Percentage of income that is generated from industrial enterprise				90.00%
Period of right to deduct expenses related to public offerings				three
Law for the Encouragement of Capital Investments, 1959 [Member]
Taxes on Income (Details) [Line Items]
Reduced corporate tax				In addition to the above grants, the Company is eligible to tax exemption at the first two years of the benefit period (as define below) and is subject to reduced corporate tax of 10% to 25% during the remaining five to eight years (depending on the extent of foreign investment in the Company) of the benefit period.
Tax benefit description				The benefits period is limited to the earlier of 12 years from completion of the investment or commencement of production (“Year of Operation”), or 14 years from the year in which the certificate of approval was obtained.
Tax benefits under Amendment 60 [Member]
Taxes on Income (Details) [Line Items]
Tax rate				15.00%
Tax benefit description				The duration of tax benefits is subject to a limitation of the earlier of 7 to 10 years (depending on the extent of foreign investment in the company) from the first year in which the company generated taxable income (at, or after, the year of election), or 12 years from the first day of the Year of Election.
Dividend distributed during benefits period				Shareholders who receive dividends derived from Approved Enterprise or Privileged Enterprise income are generally taxed at a rate of 15%, which is withheld and paid by the company paying the dividend, if the dividend is distributed during the benefits period or within the following 12 years (the limitation does not apply to a Foreign Investors Company, which is a company that more than 25% of its shares owned by non-Israeli residents).
Preferred Enterprise [Member]
Taxes on Income (Details) [Line Items]
Tax rate	16.00%		16.00%	25.00%		20.00%
Rate of tax				7.50%
2011 Amendment [Member]
Taxes on Income (Details) [Line Items]
Tax rate				12.50%
Preferred technology enterprise [Member]
Taxes on Income (Details) [Line Items]
Tax rate			12.00%
Special preferred technology enterprise [Member]
Taxes on Income (Details) [Line Items]
Tax rate			6.00%	6.00%
Dividends distributed from technology enterprise earnings [Member]
Taxes on Income (Details) [Line Items]
Tax rate			4.00%
Legislative Amendments [Member]
Taxes on Income (Details) [Line Items]
Corporate income tax rate				23.00%
Development Zone A [Member] | Law for the Encouragement of Capital Investments, 1959 [Member]
Taxes on Income (Details) [Line Items]
Tax rate				24.00%
Development Zone A [Member] | Preferred Enterprise [Member]
Taxes on Income (Details) [Line Items]
Tax rate	9.00%
Development Zone A [Member] | 2011 Amendment [Member]
Taxes on Income (Details) [Line Items]
Tax rate				7.00%
Development Zone A [Member] | Preferred technology enterprise [Member]
Taxes on Income (Details) [Line Items]
Tax rate			7.50%
Development Zone B [Member] | Law for the Encouragement of Capital Investments, 1959 [Member]
Taxes on Income (Details) [Line Items]
Tax rate				10.00%
Alternative Track [Member] | Law for the Encouragement of Capital Investments, 1959 [Member]
Taxes on Income (Details) [Line Items]
Reduced corporate tax				After expiration of the initial tax exemption period, the Company is eligible for a reduced corporate tax rate of 10% to 25% for the following five to eight years, depending on the extent of foreign investment in the Company (as shown in the table below). The benefits period is limited to 12 years from the Year of Operation, or 14 years from the year in which the certificate of approval was obtained, whichever is earlier.
Patents, know-how and certain other intangible [Member] | Law for the Encouragement of Industry (Taxes), 1969 [Member]
Taxes on Income (Details) [Line Items]
Useful life of intangible assets				eight
Bottom of range [member]
Taxes on Income (Details) [Line Items]
Corporate income tax rate		21.00%
Bottom of range [member] | Development Zone A [Member] | Preferred Enterprise [Member]
Taxes on Income (Details) [Line Items]
Tax rate			7.50%
Top of range [member]
Taxes on Income (Details) [Line Items]
Corporate income tax rate		35.00%
Top of range [member] | Development Zone A [Member] | Preferred Enterprise [Member]
Taxes on Income (Details) [Line Items]
Tax rate			9.00%